Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net loss	$ (9,141)	$ (6,225)	$ (16,573)	$ (17,389)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	(2)	(7)	(3)	4
Total other comprehensive income (loss)	(2)	(7)	(3)	4
Total comprehensive loss	(9,143)	(6,232)	(16,576)	(17,385)
Total comprehensive income (loss) attributable to:
Non-controlling interests	0	291	0	(168)
Owners of the parent- Continuing operations	(8,977)	(6,646)	(16,559)	(17,364)
Owners of the parent- Discontinued operations	(166)	123	(17)	147
Total comprehensive loss	$ (9,143)	$ (6,232)	$ (16,576)	$ (17,385)